NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2015
Nature Of Operations And Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN
1.    NATURE OF OPERATIONS AND GOING CONCERN
a)    Organization
Qwick Media Inc. (the “Company”) is governed by the corporate laws of the Cayman Islands.  It is currently a reporting issuer in the Provinces of British Columbia and Ontario, Canada.  Principal executive offices are located in Vancouver, British Columbia, Canada.  The registered office is in the Cayman Islands.
The Company was incorporated on October 5, 2000 under the laws of the State of Nevada.  Effective June 26, 2006, it re-domiciled from the State of Nevada to the State of Washington.  Effective July 7, 2009, it re-domiciled from the State of Washington to the State of Wyoming for the sole purpose of effecting a continuance to the Cayman Islands.  Effective July 28, 2009, the Company re-domiciled to the Cayman Islands and became a foreign private issuer with the United States Securities and Exchange Commission (the “SEC”).
On October 6, 2009, the Company changed its name from “Tuscany Minerals, Ltd.” to “Tuscany Minerals Ltd.”.  On June 22, 2010, the Company changed its name to “Qwick Media Inc.”.
On January 28, 2011, the Company completed the acquisition of Qeyos Ad Systems Inc. (“Qeyos”), pursuant to which it acquired all of the issued and outstanding common shares of Qeyos from its shareholders in exchange for the issuance of a total of 4,789,035 common shares of the Company on the basis of one common share for each common share of Qeyos. As a result of the acquisition of the Qeyos shares, the Company ceased to be a shell company and is now in the business of developing interactive proprietary software, intellectual property and hardware.
For accounting purposes, the acquisition was accounted for at historical carrying values in a manner similar to the pooling of interests method, since the chief executive officer and controlling shareholder of the Company was also the chief executive officer and controlling shareholder of Qeyos.  Transfers or exchanges of equity instruments between entities under common control are recorded at the carrying amount of the transferring entity at the date of transfer, and fair value, goodwill or other intangible asset adjustments are not recorded. Our consolidated financial statements and reported results of operations reflect these carryover values, and our reported results of operations and shareholders’ deficiency have been retroactively restated for all periods presented to reflect the results of operations of Qeyos and the Company as if the acquisition had occurred on September 30, 2009, the date the Company and Qeyos commenced common control.
On April 19, 2011, the Company incorporated Wuxi Xun Fu Information Technology Co., Ltd. (“Wuxi”) in the People’s Republic of China. Wuxi is wholly-owned by Qeyos, making it a wholly-owned, indirect subsidiary of the Company.
For all periods presented, all significant inter-company accounts and transactions have been eliminated in the consolidated financial statements.
b)    Going Concern
The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern.
As shown in the accompanying consolidated financial statements, the Company has incurred accumulated losses of $14,650,468 as at December 31, 2015. The future of the Company is dependent upon its ability to obtain adequate financing and upon future profitable operations. Management has plans to seek additional capital financing through private placement and a public offering of the Company’s common shares and from the issuance of promissory notes. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.